SUMMARY OF ACCOUNTING POLICIES - Carrying value and fair value of Corporation financial instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets
Cash and cash equivalents	$ 25,114	$ 45,140	$ 18,149	$ 11,283
Investment securities	195,963	121,042
Loans receivable - net and loans held for sale	340,414	384,296
Accrued interest receivable on loans	1,303	1,614
Federal Home Loan Bank stock	8,651	8,366
Financial liabilities
Deposits	490,646	492,321
Advances from the Federal Home Loan Bank	24,314	31,327
Accrued interest payable	90	118
Advances by borrowers for taxes and insurance	2,331	2,464
Carrying value
Financial assets
Cash and cash equivalents	25,114	45,140
Investment securities	195,963	121,042
Mortgage-backed securities	9,610	11,626
Loans receivable - net and loans held for sale	340,414	384,296
Accrued interest receivable on loans	2,264	2,139
Federal Home Loan Bank stock	8,651	8,366
Financial assets, total	582,016	572,609
Financial liabilities
Deposits	490,646	492,321
Advances from the Federal Home Loan Bank	24,314	31,327
Accrued interest payable	90	118
Advances by borrowers for taxes and insurance	2,331	2,464
Financial liabilities, total	517,381	526,230
Fair value
Financial assets
Cash and cash equivalents	25,114	45,140
Investment securities	195,963	121,042
Mortgage-backed securities	9,801	11,774
Loans receivable - net and loans held for sale	381,018	404,595
Accrued interest receivable on loans	2,264	2,139
Federal Home Loan Bank stock	8,651	8,366
Financial assets, total	622,811	593,056
Financial liabilities
Deposits	490,017	492,286
Advances from the Federal Home Loan Bank	24,920	32,429
Accrued interest payable	90	118
Advances by borrowers for taxes and insurance	2,331	2,464
Financial liabilities, total	$ 517,358	$ 527,297